Securities Purchases Under Agreements to Resell (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Resale Agreement Counterparty [Line Items]
Resell agreements	$ 792	$ 1,100
Total funds sold and securities purchased under agreements to resell	$ 792	$ 1,058